Financial Risk Management - Summary of Exposure to Financial Counterparties by Rating Type (Parenthetical) (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Credit exposure threshold amount	€ 250	€ 250